Litigation (Details) - Pending Litigation SFr in Millions	12 Months Ended
Dec. 31, 2023 CHF (SFr)
Litigation provisions
Balance at beginning of period	SFr 1,125
Increases in litigation accruals	1,492
Decreases in litigation accruals	(142)
Decreases for settlement and other cash payments	(751)
Reclassification of litigation fees due to policy alignment	(80)
Foreign exchange translation	(134)
Balance at end of period	1,510
Minimum
Litigation provisions
Range of possible losses that are not covered by existing provisions	0
Maximum
Litigation provisions
Range of possible losses that are not covered by existing provisions	SFr 3,200